Investments in Equity Accounted Investees - Reconciliation from Financial Information of Significant Associate to its Carrying Value in Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [Line Items]
Book value	₩ 109,119	₩ 126,719	₩ 114,551
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Net asset	₩ 107,666	₩ 122,593
Ownership interest	40.00%	40.00%
Net asset (applying ownership interest)	₩ 43,066	₩ 49,037
Intra-group transaction	(282)	(639)
Book value	₩ 42,784	₩ 48,398	₩ 47,262